CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cost of revenues
Share-based compensation expenses	$ 37	$ 10	$ 5
General and administrative
Share-based compensation expenses	6,151	5,368	3,156
Selling and marketing
Share-based compensation expenses	$ 10	$ 4	$ 5